Propery, Plant And Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Construction in progress	$ 3,017,458
Depreciation expenses	$ 161,014	$ 347,027